United States
                                      Securities and Exchange Commission
                                             Washington, DC 20549

                                             Form 13F
                                             From 13F Cover Page

Report for the Calendar Year or Quarter Ended31-Dec-2012

Check here if Amendment  [ ];Amendment #:
This Amendment (Check only one.):     [ ] is a restatement
                                      [  ] adds new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                 KRA Capital Management, Inc.
Address:                              4041 University Drive, Suite 200
                                      Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                 Nitin M. Chittal
Title:                                Chief Compliance Officer, Principal
Phone:                                703-691-7810

Signature, Place, and Date of Signing:

                                      Nitin M. Chittal, Fairfa 16-Jan-13
                                      [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total     36

Form 13F Information Table Value Total  29861(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed other than the manager filing this report.

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
                                             FORM 13F INFORMATION TABLE

                                                        VALUE SHRS OR   SH/   PUTINVESTMENT   OTHER      VOTING AUTHORITY
ISSUER                                 CLASS   CUSIP   (X$1000 PRN AMT  PRN  CALLDISCRETION  MANAGERS SOLE    SHARES    NONE
SIMON PPTY GROUP INC NEW              C      82880610  4399        27824   SH       SOLE                                27824
PUBLIC STORAGE INC                    C      74460D10  1809        12479   SH       SOLE                                12479
BOSTON PPTYS INC                      C      10112110  1674        15820   SH       SOLE                                15820
VENTAS INC                            C      92276F10  1531        23651   SH       SOLE                                23651
EQUITY RESIDENTIAL                    C      29476L10  1519        26799   SH       SOLE                                26799
AVALONBAY CMNTYS INC                  C      5348410   1436        10590   SH       SOLE                                10590
PROLOGIS TR                           C      74340W103 1396        38253   SH       SOLE                                38253
HEALTH CARE PPTY INVS INC             C      42191510  1148        25418   SH       SOLE                                25418
TAUBMAN CTRS INC                      C      87666410  965         12259   SH       SOLE                                12259
HOST MARRIOTT CORP NEW                C      44107P10  896         57186   SH       SOLE                                57186
VORNADO RLTY TR                       C      92904210  828         10342   SH       SOLE                                10342
EXTRA SPACE STORAGE INC               C      30225T10  818         22490   SH       SOLE                                22490
MACERICH CO                           C      55438210  806         13830   SH       SOLE                                13830
FEDERAL RLTY INVT TR                  C      31374720  793          7623   SH       SOLE                                 7623
AMERICAN CAMPUS CMNTYS INC            C      248535100 776         16827   SH       SOLE                                16827
HEALTH CARE REIT INC                  C      42217K10  772         12595   SH       SOLE                                12595
ALEXANDRIA REAL EST EQTS INC          C      1527110   705         10166   SH       SOLE                                10166
UNITED DOMINION RLTY TR INC           C      91019710  653         27475   SH       SOLE                                27475
SL GREEN RLTY CORP                    C      78440X10  636          8301   SH       SOLE                                 8301
CANADIAN APT PPTYS REIT               C      2117599   601         24030   SH       SOLE                                24030
EQUITY LIFESTYLE PPTYS INC            C      29472R10  523          7773   SH       SOLE                                 7773
TANGER FACTORY OUTLET CTRS            C      875465106 518         15159   SH       SOLE                                15159
AMERICAN TOWER CORP NEW               C      03027X10  515          6660   SH       SOLE                                 6660
RIOCAN REAL ESTATE INVT TR            C      766910103 481         17384   SH       SOLE                                17384
PS BUSINESS PKS INC CALIF             C      69360J10  471          7247   SH       SOLE                                 7247
BIOMED REALTY TRUST INC               C      09063H107 458         23668   SH       SOLE                                23668
POST PPTYS INC                        C      73746410  439          8797   SH       SOLE                                 8797
MARRIOTT INTL INC NEW                 C      57190320  417         11199   SH       SOLE                                11199
WEINGARTEN RLTY INVS                  C      94874110  377         14070   SH       SOLE                                14070
REGENCY CTRS CORP                     C      75884910  321          6815   SH       SOLE                                 6815
BRE PPTYS INC                         C      55641064  307          6048   SH       SOLE                                 6048
EQUITY ONE INC                        C      29475210  297         14150   SH       SOLE                                14150
DIAMONDROCK HOSPITALITY CO            C      252784301 248         27540   SH       SOLE                                27540
SUNSTONE HOTEL INVS INC NEW           C      86789210  182         16985   SH       SOLE                                16985
APARTMENT INVT & MGMT CO              C      03748R10  146          5389   SH       SOLE                                 5389







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